STOCK OPTION PLAN AND WARRANTS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 15, 2020	Dec. 31, 2012	Dec. 31, 2011	Jan. 18, 2010
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized stock- based compensation	$ 37,000		$ 37,000		$ 62,000
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants outstanding	1,882,076		1,882,076		631,737
Warrants granted	1,296,875	157	1,296,875	157
Warrants cancelled	10,469	6,752	46,536	81,311
Weighted average fair value warrants					$ 1.92
2010 Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan							203,125	46,875	15,625
Options outstanding					44,891
2020 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding					117,735
2020 Plan [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized under plan						156,250
Stock Option Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding	146,202		146,202		162,625
Options granted	0	0	1,500	0
Options cancelled	782	157	17,967	1,172
Weighted average fair value			$ 2.88		$ 2.72